BUSINESS COMBINATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
BUSINESS COMBINATIONS
Schedule of preliminary fair values of the assets acquired and liabilities assumed

	ATS	SESB	CER
Date of Acquisition(s)	April 28, 2025	April 28, 2025	April 25, 2025
Cash	$—	—	559,115
Accounts receivable	143,886	6,171	1,343,414
Prepaid expenses and other current assets	143,858	—	428,776
Property and equipment, net	86,670	—	2,720,468
Right-of-use asset – operating lease	113,231	—	—
Customer relationships	200,000	140,000	—
Trademark	160,000	82,000	—
Total assets acquired	847,645	228,171	5,051,773
Accounts payable	240,014	—	158,176
Accrued expenses and other current liabilities	138,508	8,118	1,119,487
Debt, net of debt discount	164,772	47,892	1,003,851
Contract liabilities	18,400	—	—
Operating lease liabilities	116,798	—	—
Deferred tax liability	—	—	54,234
Debt, net of current portion	183,155	—	—
Total liabilities assumed	861,647	56,010	2,335,748
Net assets acquired	$(14,002)	172,161	2,716,025

Goodwill	$2,612,975	817,705	—
Non-controlling interest	$—	—	228,520

DeliveryCircle LLC
BUSINESS COMBINATIONS
Schedule of fair value of the purchase consideration in the acquisition

Cash	$520,000
Contingent consideration at fair value	575,690
Noncontrolling interest at fair value	1,287,320
$2,383,010

Schedule of preliminary fair values of the assets acquired and liabilities assumed

Cash	$699,292
Accounts receivable	620,189
Prepaid expenses and other assets	41,284
Intangible assets	586,000
Accounts payable	(218,417)
Accrued expenses and other current liabilities	(135,789)
Total identifiable net assets	1,592,559
Goodwill	$790,451

Schedule of preliminary fair value of intangible assets and estimated useful lives

Identified intangible asset	Fair Value	Useful life
Customer relationships	$106,000	8 years
Developed technologies	400,000	5 years
Trade name	80,000	5 years
Fair value of identifiable intangible assets	$586,000

Green Energy Gains
BUSINESS COMBINATIONS
Schedule of fair value of the purchase consideration in the acquisition

Fair value of shares of the Company’s common stock issued	$161,440
Settlement of note receivable from GEG	99,636
Settlement of accounts receivable from GEG	115,854
$376,930

Schedule of preliminary fair values of the assets acquired and liabilities assumed

Cash	$18,680
Accounts receivable	17,367
Property and equipment	35,651
Intangible assets	97,790
Accounts payable	(29,168)
Accrued expenses and other current liabilities	(22,736)
Total identifiable net assets	117,583
Goodwill	$259,347

Schedule of preliminary fair value of intangible assets and estimated useful lives

Identified intangible asset	Fair Value	Useful life
Customer relationships	$35,180	15 years
Acquired technologies	40,530	5 years
Trade name	22,080	4 years
Total fair value of identifiable intangible assets	$97,790